Selling, General and Administration Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Selling, General and Administration Expenses
Schedule of selling general and administration expense

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Equity settled share-based compensation expense	(8,981)	(12,339)	(3,122)
Cash settled share-based compensation expense	—	(15,849)	(5,249)
Wages, salaries, and other employee benefits	(32,919)	(22,582)	(14,543)
Depreciation expense	(1,222)	(1,582)	(2,312)
IT and communications	(7,074)	(6,247)	(1,660)
Occupancy	(2,423)	(4,198)	(1,464)
Sales and marketing	(1,129)	(449)	(188)
Insurance	(5,719)	(3,370)	(627)
Professional fees	(10,970)	(5,625)	(1,470)
Expected credit losses on trade receivables	(5,182)	(61)	(148)
Bad debt expenses	—	(73)	(21)
Travel, meals, and accommodation expenses	(1,827)	(1,400)	(178)
Other administration expenses	(887)	(490)	(290)
Other operating expenses	(1,238)	(58)	(352)
Total selling, general and administration expenses	(79,571)	(74,323)	(31,624)